OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
OTHER PAYABLES

NOTE 6 – OTHER PAYABLES

	December 31, 2018	December 31, 2017
	$ thousands

Institutions and employees for salary	89	96
Accrued expenses	1,932	2,285

	2,021	2,381

For the Group’s exposure to foreign currency and liquidity risks from other payables, see Note 10 (Financial Instruments).